Credit Risk Manager Report
SASCO 2007-BC2
EOM Reporting Date 02/28/2007
Determination Date
03/15/2007
CRM-B Report SASCO 2007-BC2
The information contained in this report is based upon a specific point in time and reflects performance solely through that point in time. It does not forecast the performance of the portfolio in the future. The information in this report is not investment advice concerning a particular portfolio or security, and no mention of a particular security in this report constitutes a recommendation to buy, sell, or hold that or any other security.
Section I: Executive Summary
Section II: General Pool Characteristics
Section III: Performance
Section IV: Prepayment
Section V: Servicer Remittance Reporting
Table of Contents
Section VI: Loan Reviews
Section I: Executive Summary
Security
SASCO 2007-BC2
SASCO 2007-BC2
Client
Lehman Lehman
Servicer
Aurora Loan Services HomEq Servicing Corporation
Trustee
U.S. Bank National Association U.S. Bank National Association
Depositor
Structured Asset Securities Corporation Structured Asset Securities Corporation
Securities Admin
N/A N/A
Backup Servicer
N/A N/A
Close Date
02/28/2007 02/28/2007
Custodian
N/A N/A
Determination
18th Day of the Month 18th Day of the Month
Distribution
25th Day of the Month 25th Day of the Month
First Cutoff
02/01/2007 02/01/2007
Master Servicer
Aurora Loan Services LLC Aurora Loan Services LLC
Issue Amt
641,925,737 641,925,737
Issue Count
3,836 3,836
Cumulative
Original
Orig %
Current EOM
Act
Curr %
Cur %
Orig
Loss %
Orig
Remit Actual
End
Remit Sched
End
Balance 642,359,440 635,992,329 99.01% 0.00% 637,365,757 637,117,508
Count 3,831 3,806 99.35% 0.00% 3,812 3,812
Collection
Narrative
Overall, the performance of the mortgage loan pool compares favorable to all current benchmarks.
Cash Narrative
There are now remittance reconcilation issues that require action at this time.
Customer
Service
Narrative
There are no customer service issues that require action at this time.
Collection
Narrative
Overall, the performance of the mortgage loan pool compares favorably to all benchmarks.
Cash Narrative
There are now remittance reconcilation issues that require action at this time.
Customer
Service
Narrative
There are no customer service issues that require action at this time.
Review Type*
Outstanding
New
LM Rvw Cnt 10 10
FC Rvw Cnt 0 0
REO Rvw Cnt 0 0
Valuation Rvw Cnt 0 0
Loss Rvw Cnt 0 0
BK Rvw Cnt
0 0
Performance Rvw Cnt 0 0
Remittance Rvw Cnt 0 0
Contact Review Cnt 0 0
Compliance Rvw Cnt 0 0
MI Rvw Cnt 0 0
OS Rvw cnt 10 10
MR Recommended Action
Orig Count
Transaction Bal
10 2,502,490
10
2,502,490
*A loan can have multiple reviews.
*Only new reviews will have a current recommended action. The previous recommendation will stand for unresolved issues, with a scheduled follow-up.
New Review Recomended Action
Reviews (Continued and New Issues)
Monthly Narrative
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
Section I: Page 1 of 2
2004 MortgageRamp, Inc. All rights reserved.
Section I: Executive Summary
Security
SASCO 2007-BC2
Client
Lehman
Servicer
Wells Fargo Bank, N.A.
Trustee
U.S. Bank National Association
Depositor
Structured Asset Securities Corporation
Securities Admin
N/A
Backup Servicer
N/A
Close Date
02/28/2007
Custodian
N/A
Determination
18th Day of the Month
Distribution
25th Day of the Month
First Cutoff
02/01/2007
Master Servicer
Aurora Loan Services LLC
Issue Amt
641,925,737
Issue Count
3,836
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
Section I: Page 2 of 2
2004 MortgageRamp, Inc. All rights reserved.
Section II
General Pool Characteristics
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section II: Page 1 of 6
Arm Flag
Orig
Balance
Orig %
Cur
Balance
Curr
%
Cur %
Orig
Loss
% Orig
N 189,939,617 29.57% 188,392,159 29.62% 99.19% 0.00%
1,611 1,603 42.12% 99.50% 0.00%
Y 452,419,823 70.43% 447,600,171 70.38% 98.93% 0.00%
2,220 2,203 57.88% 99.23% 0.00%
Pool Migration Stratification
Pool Characteristics History
Cml
Reporting
Date
Cur Balance
Cur
Count
Cur Wgt
Loan
Age
Cur
WAC
Cur
Wgt
Orig
Rlvl
Cur Wgt
UnderWriting
Score
Cur Wgt
Recent
Score
Cur
Wgt
CLTV
Cur
NOO
Rate
Cur
Stated
Doc
Rate
Cur
2nd
Rate
Cur Avg
Balance
02/28/2007 635,992,329 3,806 8.27 24.51 44.14 1,913.97 0.00 261.25 21.35% 106.58% 6.23% 593,786
Occupancy
Orig
Balance
Orig %
Cur
Balance
Curr
%
Cur %
Orig
Loss
% Orig
N 38,919,210 6.06% 37,989,455 5.97% 97.61% 0.00%
239 236 6.20% 98.74% 0.00%
Y 603,440,230 93.94% 598,002,875 94.03% 99.10% 0.00%
3,592 3,570 93.80% 99.39% 0.00%
Doc Level
Orig
Balance
Orig %
Cur
Balance
Curr
%
Cur %
Orig
Loss
% Orig
Alternative Doc 1,380,700 0.21% 1,380,052 0.22% 99.95% 0.00%
6 6 0.16% 100.00% 0.00%
Full Doc 411,941,831 64.13% 408,507,655 64.23% 99.17% 0.00%
2,634 2,620 68.84% 99.47% 0.00%
No Doc 2,908,145 0.45% 2,902,759 0.46% 99.81% 0.00%
14 14 0.37% 100.00% 0.00%
Stated Doc 226,128,764 35.20% 223,201,864 35.10% 98.71% 0.00%
1,177 1,166 30.64% 99.07% 0.00%
DQ Risk Grp
Orig
Balance
Orig %
Cur
Balance
Curr
%
Cur %
Orig
Loss
% Orig
R1 21,728,775 3.38% 21,662,014 3.41% 99.69% 0.00%
141 141 3.70% 100.00% 0.00%
R2 138,899,147 21.62% 137,817,495 21.67% 99.22% 0.00%
894 889 23.36% 99.44% 0.00%
R3 217,445,583 33.85% 215,064,984 33.82% 98.91% 0.00%
1,441 1,431 37.60% 99.31% 0.00%
R4 135,104,030 21.03% 133,843,365 21.04% 99.07% 0.00%
789 784 20.60% 99.37% 0.00%
R5 65,234,205 10.16% 64,679,615 10.17% 99.15% 0.00%
327 325 8.54% 99.39% 0.00%
R6 34,034,120 5.30% 33,040,019 5.20% 97.08% 0.00%
146 143 3.76% 97.95% 0.00%
R7 20,125,440 3.13% 20,105,795 3.16% 99.90% 0.00%
66 66 1.73% 100.00% 0.00%
R8 9,788,140 1.52% 9,779,043 1.54% 99.91% 0.00%
27 27 0.71% 100.00% 0.00%
IO Flag
Orig
Balance
Orig %
Cur
Balance
Curr
%
Cur %
Orig
Loss
% Orig
N 524,087,238 81.59% 518,674,985 81.55% 98.97% 0.00%
3,398 3,378 88.75% 99.41% 0.00%
Y 118,272,202 18.41% 117,317,344 18.45% 99.19% 0.00%
433 428 11.25% 98.85% 0.00%
Orig PPP
Flag
Orig
Balance
Orig %
Cur
Balance
Curr
%
Cur %
Orig
Loss
% Orig
No 162,296,445 25.27% 159,564,817 25.09% 98.32% 0.00%
1,070 1,060 27.85% 99.07% 0.00%
Yes 480,062,995 74.73% 476,427,512 74.91% 99.24% 0.00%
2,761 2,746 72.15% 99.46% 0.00%
Orig PPP
Mos
Orig
Balance
Orig %
Cur
Balance
Curr
%
Cur %
Orig
Loss
% Orig
0 162,296,445 25.27% 159,564,817 25.09% 98.32% 0.00%
1,070 1,060 27.85% 99.07% 0.00%
2 2,104,570 0.33% 2,098,116 0.33% 99.69% 0.00%
13 13 0.34% 100.00% 0.00%
6 561,000 0.09% 224,516 0.04% 40.02% 0.00%
2 1 0.03% 50.00% 0.00%
12 25,210,902 3.92% 24,980,976 3.93% 99.09% 0.00%
147 146 3.84% 99.32% 0.00%
24 290,254,770 45.19% 289,115,877 45.46% 99.61% 0.00%
1,658 1,654 43.46% 99.76% 0.00%
36 161,931,753 25.21% 160,008,028 25.16% 98.81% 0.00%
941 932 24.49% 99.04% 0.00%
Orig CLTV
by 10%
Orig
Balance
Orig %
Cur
Balance
Curr
%
Cur %
Orig
Loss
% Orig
b. 0-40 3,768,015 0.59% 3,706,013 0.58% 98.35% 0.00%
32 31 0.81% 96.88% 0.00%
c. 41-50 6,098,780 0.95% 5,816,260 0.91% 95.37% 0.00%
41 40 1.05% 97.56% 0.00%
d. 51-60 14,316,320 2.23% 13,692,594 2.15% 95.64% 0.00%
84 81 2.13% 96.43% 0.00%
e. 61-70 48,183,595 7.50% 47,449,931 7.46% 98.48% 0.00%
245 242 6.36% 98.78% 0.00%
f. 71-80 285,989,557 44.52% 283,240,328 44.54% 99.04% 0.00%
1,444 1,435 37.70% 99.38% 0.00%
g. 81-90 152,734,586 23.78% 151,878,605 23.88% 99.44% 0.00%
766 764 20.07% 99.74% 0.00%
h. 91-100 131,268,587 20.44% 130,208,597 20.47% 99.19% 0.00%
1,219 1,213 31.87% 99.51% 0.00%
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section II: Page 2 of 6
Orig Product
Type
Orig
Balance
Orig %
Cur
Balance
Curr
%
Cur %
Orig
Loss
% Orig
2 Yr Hybrid 173,379,665 26.99% 171,527,332 26.97% 98.93% 0.00%
1,021 1,015 26.67% 99.41% 0.00%
2 Yr Hybrid Balloon 132,536,975 20.63% 131,205,046 20.63% 99.00% 0.00%
594 590 15.50% 99.33% 0.00%
2 Yr Hybrid IO 93,409,233 14.54% 93,270,923 14.67% 99.85% 0.00%
332 331 8.70% 99.70% 0.00%
3 Yr Hybrid 14,541,706 2.26% 14,321,360 2.25% 98.48% 0.00%
92 91 2.39% 98.91% 0.00%
3 Yr Hybrid Balloon 16,714,785 2.60% 16,695,115 2.63% 99.88% 0.00%
77 77 2.02% 100.00% 0.00%
3 Yr Hybrid IO 9,155,797 1.43% 8,722,976 1.37% 95.27% 0.00%
43 41 1.08% 95.35% 0.00%
5 Yr Hybrid 3,605,335 0.56% 3,598,437 0.57% 99.81% 0.00%
25 25 0.66% 100.00% 0.00%
5 Yr Hybrid Balloon 4,047,705 0.63% 3,733,240 0.59% 92.23% 0.00%
16 15 0.39% 93.75% 0.00%
5 Yr Hybrid IO 3,002,722 0.47% 2,772,075 0.44% 92.32% 0.00%
13 12 0.32% 92.31% 0.00%
ARM 345,000 0.05% 72,844 0.01% 21.11% 0.00%
2 1 0.03% 50.00% 0.00%
ARM Balloon 338,500 0.05% 338,423 0.05% 99.98% 0.00%
2 2 0.05% 100.00% 0.00%
ARM IO 1,342,400 0.21% 1,342,400 0.21% 100.00% 0.00%
3 3 0.08% 100.00% 0.00%
Balloon 28,745,769 4.48% 28,329,093 4.45% 98.55% 0.00%
149 147 3.86% 98.66% 0.00%
Fixed 149,831,798 23.33% 148,854,095 23.41% 99.35% 0.00%
1,420 1,415 37.18% 99.65% 0.00%
Fixed IO 11,362,050 1.77% 11,208,971 1.76% 98.65% 0.00%
42 41 1.08% 97.62% 0.00%
Original
Coupon by
100
Orig
Balance
Orig %
Cur
Balance
Curr
%
Cur %
Orig
Loss
% Orig
d. 6.1-7 71,556,499 11.14% 70,893,969 11.15% 99.07% 0.00%
297 295 7.75% 99.33% 0.00%
e. 7.1-8 234,962,242 36.58% 233,660,357 36.74% 99.45% 0.00%
1,133 1,129 29.66% 99.65% 0.00%
f. 8.1-9 195,351,161 30.41% 193,115,334 30.36% 98.86% 0.00%
1,045 1,037 27.25% 99.23% 0.00%
g. 9.1-10 86,966,904 13.54% 85,268,905 13.41% 98.05% 0.00%
548 541 14.21% 98.72% 0.00%
h. 10.1-11 24,507,609 3.82% 24,467,639 3.85% 99.84% 0.00%
242 242 6.36% 100.00% 0.00%
i. 11.1-12 20,068,200 3.12% 19,687,581 3.10% 98.10% 0.00%
360 356 9.35% 98.89% 0.00%
j. 12.1-13 8,327,230 1.30% 8,279,754 1.30% 99.43% 0.00%
193 193 5.07% 100.00% 0.00%
k. 13.1+ 619,595 0.10% 618,789 0.10% 99.87% 0.00%
13 13 0.34% 100.00% 0.00%
Property type
Orig
Balance
Orig %
Cur
Balance
Curr
%
Cur %
Orig
Loss
% Orig
2-4 Family 29,464,545 4.59% 29,108,714 4.58% 98.79% 0.00%
156 155 4.07% 99.36% 0.00%
Condo 40,704,683 6.34% 40,306,133 6.34% 99.02% 0.00%
251 249 6.54% 99.20% 0.00%
PUD 18,965,571 2.95% 18,567,700 2.92% 97.90% 0.00%
90 88 2.31% 97.78% 0.00%
Single Family 553,224,641 86.12% 548,009,782 86.17% 99.06% 0.00%
3,334 3,314 87.07% 99.40% 0.00%
Orig Credit
Score by 50
Orig
Balance
Orig %
Cur
Balance
Curr
%
Cur %
Orig
Loss
% Orig
350-500 137,000 0.02% 136,617 0.02% 99.72% 0.00%
1 1 0.03% 100.00% 0.00%
501-550 27,685,510 4.31% 27,583,337 4.34% 99.63% 0.00%
184 183 4.81% 99.46% 0.00%
551-600 126,127,096 19.63% 124,189,275 19.53% 98.46% 0.00%
721 713 18.73% 98.89% 0.00%
601-650 254,495,947 39.62% 251,573,339 39.56% 98.85% 0.00%
1,562 1,551 40.75% 99.30% 0.00%
651-700 172,311,429 26.82% 171,070,193 26.90% 99.28% 0.00%
1,037 1,032 27.12% 99.52% 0.00%
701-750 46,216,544 7.19% 46,086,724 7.25% 99.72% 0.00%
249 249 6.54% 100.00% 0.00%
751-800 13,845,894 2.16% 13,815,591 2.17% 99.78% 0.00%
69 69 1.81% 100.00% 0.00%
801+ 1,540,020 0.24% 1,537,255 0.24% 99.82% 0.00%
8 8 0.21% 100.00% 0.00%
Orig Loan
size by 100k
Orig
Balance
Orig %
Cur
Balance
Curr
%
Cur %
Orig
Loss
% Orig
b. 0-50 14,712,213 2.29% 14,593,858 2.29% 99.20% 0.00%
430 428 11.25% 99.53% 0.00%
c. 51-100 50,328,141 7.83% 50,110,445 7.88% 99.57% 0.00%
662 661 17.37% 99.85% 0.00%
d. 101-200 244,200,458 38.02% 242,432,636 38.12% 99.28% 0.00%
1,666 1,658 43.56% 99.52% 0.00%
e. 201-300 153,073,493 23.83% 149,998,622 23.58% 97.99% 0.00%
635 624 16.40% 98.27% 0.00%
f. 301-400 85,500,625 13.31% 84,421,059 13.27% 98.74% 0.00%
247 244 6.41% 98.79% 0.00%
g. 401-500 57,274,090 8.92% 57,204,253 8.99% 99.88% 0.00%
129 129 3.39% 100.00% 0.00%
h. 501-600 22,978,370 3.58% 22,955,965 3.61% 99.90% 0.00%
42 42 1.10% 100.00% 0.00%
i. 601-700 6,968,300 1.08% 6,959,759 1.09% 99.88% 0.00%
11 11 0.29% 100.00% 0.00%
j. 701-800 4,504,250 0.70% 4,500,470 0.71% 99.92% 0.00%
6 6 0.16% 100.00% 0.00%
k. 801-900 832,500 0.13% 828,945 0.13% 99.57% 0.00%
1 1 0.03% 100.00% 0.00%
l. 901-999 915,000 0.14% 915,000 0.14% 100.00% 0.00%
1 1 0.03% 100.00% 0.00%
m. 1,000+ 1,072,000 0.17% 1,071,316 0.17% 99.94% 0.00%
1 1 0.03% 100.00% 0.00%
Purpose
Orig
Balance
Orig %
Cur
Balance
Curr
%
Cur %
Orig
Loss
% Orig
Cashout Refi 327,205,971 50.94% 323,570,152 50.88% 98.89% 0.00%
1,812 1,798 47.24% 99.23% 0.00%
Purchase 290,089,760 45.16% 287,913,539 45.27% 99.25% 0.00%
1,872 1,864 48.98% 99.57% 0.00%
Rate/Term Refi 25,063,709 3.90% 24,508,638 3.85% 97.79% 0.00%
147 144 3.78% 97.96% 0.00%
Lien position
Orig
Balance
Orig %
Cur
Balance
Curr
%
Cur %
Orig
Loss
% Orig
1 610,299,942 95.01% 604,238,487 95.01% 99.01% 0.00%
3,180 3,158 82.97% 99.31% 0.00%
2 32,059,498 4.99% 31,753,843 4.99% 99.05% 0.00%
651 648 17.03% 99.54% 0.00%
Orig Term
Orig
Balance
Orig %
Cur
Balance
Curr
%
Cur %
Orig
Loss
% Orig
120 93,000 0.01% 90,826 0.01% 97.66% 0.00%
1 1 0.03% 100.00% 0.00%
180 1,623,130 0.25% 1,595,176 0.25% 98.28% 0.00%
17 17 0.45% 100.00% 0.00%
240 2,212,640 0.34% 2,199,675 0.35% 99.41% 0.00%
21 21 0.55% 100.00% 0.00%
360 632,348,688 98.44% 626,030,041 98.43% 99.00% 0.00%
3,762 3,737 98.19% 99.34% 0.00%
480 6,081,982 0.95% 6,076,611 0.96% 99.91% 0.00%
30 30 0.79% 100.00% 0.00%
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section II: Page 3 of 6
Monthly Pool Migration Stratification
Arm Flag
02/28/2007
% Bal
N
188,392,159 29.62%
1,603 42.12%
Y
447,600,171 70.38%
2,203 57.88%
IO Flag
02/28/2007
% Bal
N
518,674,985 81.55%
3,378 88.75%
Y
117,317,344 18.45%
428 11.25%
Orig PPP
Flag
02/28/2007
% Bal
No
159,564,817 25.09%
1,060 27.85%
Yes
476,427,512 74.91%
2,746 72.15%
Orig PPP Mos
02/28/2007
% Bal
0
159,564,817 25.09%
1,060 27.85%
2
2,098,116 0.33%
13 0.34%
6
224,516 0.04%
1 0.03%
12
24,980,976 3.93%
146 3.84%
24
289,115,877 45.46%
1,654 43.46%
36
160,008,028 25.16%
932 24.49%
Orig CLTV by
10%
02/28/2007
% Bal
b. 0-40
3,706,013 0.58%
31 0.81%
c. 41-50
5,816,260 0.91%
40 1.05%
d. 51-60
13,692,594 2.15%
81 2.13%
e. 61-70
47,449,931 7.46%
242 6.36%
f. 71-80
283,240,328 44.54%
1,435 37.70%
g. 81-90
151,878,605 23.88%
764 20.07%
h. 91-100
130,208,597 20.47%
1,213 31.87%
DQ Risk Grp
02/28/2007
% Bal
R1
21,662,014 3.41%
141 3.70%
R2
137,817,495 21.67%
889 23.36%
R3
215,064,984 33.82%
1,431 37.60%
R4
133,843,365 21.04%
784 20.60%
R5
64,679,615 10.17%
325 8.54%
R6
33,040,019 5.20%
143 3.76%
R7
20,105,795 3.16%
66 1.73%
R8
9,779,043 1.54%
27 0.71%
Doc Level
02/28/2007
% Bal
Alternative Doc
1,380,052 0.22%
6 0.16%
Full Doc
408,507,655 64.23%
2,620 68.84%
No Doc
2,902,759 0.46%
14 0.37%
Stated Doc
223,201,864 35.10%
1,166 30.64%
Occupancy
02/28/2007
% Bal
N
37,989,455 5.97%
236 6.20%
Y
598,002,875 94.03%
3,570 93.80%
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section II: Page 4 of 6
Orig Credit
Score by 50
02/28/2007
% Bal
350-500
136,617 0.02%
1 0.03%
501-550
27,583,337 4.34%
183 4.81%
551-600
124,189,275 19.53%
713 18.73%
601-650
251,573,339 39.56%
1,551 40.75%
651-700
171,070,193 26.90%
1,032 27.12%
701-750
46,086,724 7.25%
249 6.54%
751-800
13,815,591 2.17%
69 1.81%
801+
1,537,255 0.24%
8 0.21%
Orig Loan
size by 100k
02/28/2007
% Bal
b. 0-50
14,593,858 2.29%
428 11.25%
c. 51-100
50,110,445 7.88%
661 17.37%
d. 101-200
242,432,636 38.12%
1,658 43.56%
e. 201-300
149,998,622 23.58%
624 16.40%
f. 301-400
84,421,059 13.27%
244 6.41%
g. 401-500
57,204,253 8.99%
129 3.39%
h. 501-600
22,955,965 3.61%
42 1.10%
i. 601-700
6,959,759 1.09%
11 0.29%
j. 701-800
4,500,470 0.71%
6 0.16%
k. 801-900
828,945 0.13%
1 0.03%
l. 901-999
915,000 0.14%
1 0.03%
m. 1,000+
1,071,316 0.17%
1 0.03%
Purpose
02/28/2007
% Bal
Cashout Refi
323,570,152 50.88%
1,798 47.24%
Purchase
287,913,539 45.27%
1,864 48.98%
Rate/Term Refi
24,508,638 3.85%
144 3.78%
Original
Coupon by
100
02/28/2007
% Bal
d. 6.1-7
70,893,969 11.15%
295 7.75%
e. 7.1-8
233,660,357 36.74%
1,129 29.66%
f. 8.1-9
193,115,334 30.36%
1,037 27.25%
g. 9.1-10
85,268,905 13.41%
541 14.21%
h. 10.1-11
24,467,639 3.85%
242 6.36%
i. 11.1-12
19,687,581 3.10%
356 9.35%
j. 12.1-13
8,279,754 1.30%
193 5.07%
k. 13.1+
618,789 0.10%
13 0.34%
Orig Product
Type
02/28/2007
% Bal
2 Yr Hybrid
171,527,332 26.97%
1,015 26.67%
2 Yr Hybrid
Balloon
131,205,046 20.63%
590 15.50%
2 Yr Hybrid IO
93,270,923 14.67%
331 8.70%
3 Yr Hybrid
14,321,360 2.25%
91 2.39%
3 Yr Hybrid
Balloon
16,695,115 2.63%
77 2.02%
3 Yr Hybrid IO
8,722,976 1.37%
41 1.08%
5 Yr Hybrid
3,598,437 0.57%
25 0.66%
5 Yr Hybrid
Balloon
3,733,240 0.59%
15 0.39%
5 Yr Hybrid IO
2,772,075 0.44%
12 0.32%
ARM
72,844 0.01%
1 0.03%
ARM Balloon
338,423 0.05%
2 0.05%
ARM IO
1,342,400 0.21%
3 0.08%
Balloon
28,329,093 4.45%
147 3.86%
Fixed
148,854,095 23.41%
1,415 37.18%
Fixed IO
11,208,971 1.76%
41 1.08%
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section II: Page 5 of 6
Lien position
02/28/2007
% Bal
1
604,238,487 95.01%
3,158 82.97%
2
31,753,843 4.99%
648 17.03%
Property type
02/28/2007
% Bal
2-4 Family
29,108,714 4.58%
155 4.07%
Condo
40,306,133 6.34%
249 6.54%
PUD
18,567,700 2.92%
88 2.31%
Single Family
548,009,782 86.17%
3,314 87.07%
Orig Term
02/28/2007
% Bal
120
90,826 0.01%
1 0.03%
180
1,595,176 0.25%
17 0.45%
240
2,199,675 0.35%
21 0.55%
360
626,030,041 98.43%
3,737 98.19%
480
6,076,611 0.96%
30 0.79%
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section II: Page 6 of 6
Section III
Performance
#MULTIVALUE
2004 MortgageRamp, Inc. All rights reserved.
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
Section III: 1 of 4
Period Performance Trends
#MULTIVALUE
2004 MortgageRamp, Inc. All rights reserved.
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
Section III: 2 of 4
Period Performance Trends
Cml
Reporting
Date
30dpd OTS
EOM Act
Rate
60dpd OTS
EOM Act
Rate
Loss Mit
Actual Rate
FC Actual
Rate
REO Actual
Rate
Cml Liqu
Rate
Cml Serv
Loss Rate
Cml Serv
Loss Sev
02/28/2007 1.42% 0.10% 0.05% 0.00% 0.00% 0.000%
Period Performance History
ARM Flag
Cur Bal %
a. Current
b. Non-Report
c. 30dpd
d. 60dpd
f. Loss Mit
i. Bankruptcy
N 29.62% 93.76% 5.54% 0.61% 0.05% 0.04%
Y 70.38% 90.49% 8.04% 1.32% 0.11% 0.04%
Current Month Perfomance Stratification
IO Flag
Cur Bal %
a. Current
b. Non-Report
c. 30dpd
d. 60dpd
f. Loss Mit
i. Bankruptcy
N 81.55% 91.90% 6.63% 1.30% 0.10% 0.05% 0.02%
Y 18.45% 89.50% 10.23% 0.27%
Product
Cur Bal %
a. Current
b. Non-Report
c. 30dpd
d. 60dpd
f. Loss Mit
i. Bankruptcy
2 Yr Hybrid 26.97% 91.43% 6.92% 1.26% 0.29% 0.10%
2 Yr Hybrid Balloon 20.63% 89.42% 8.27% 2.31%
2 Yr Hybrid IO 14.67% 88.70% 11.30%
3 Yr Hybrid 2.25% 94.87% 5.13%
3 Yr Hybrid Balloon 2.63% 92.32% 5.26% 2.42%
3 Yr Hybrid IO 1.37% 93.48% 2.93% 3.59%
5 Yr Hybrid 0.57% 84.41% 15.59%
5 Yr Hybrid Balloon 0.59% 92.34% 7.66%
5 Yr Hybrid IO 0.44% 100.00%
ARM 0.01% 100.00%
ARM Balloon 0.05% 100.00%
ARM IO 0.21% 100.00%
Balloon 4.45% 93.44% 5.98% 0.58%
Fixed 23.41% 94.16% 5.06% 0.66% 0.06% 0.06%
Fixed IO 1.76% 89.21% 10.79%
PPP Flag
Cur Bal %
a. Current
b. Non-Report
c. 30dpd
d. 60dpd
f. Loss Mit
i. Bankruptcy
No 25.09% 91.83% 6.05% 1.75% 0.32% 0.06%
Yes 74.91% 91.34% 7.71% 0.89% 0.04% 0.02%
DocLevel
Cur Bal %
a. Current
b. Non-Report
c. 30dpd
d. 60dpd
f. Loss Mit
i. Bankruptcy
Alternative Doc 0.22% 100.00%
Full Doc 64.23% 93.35% 5.94% 0.64% 0.06%
No Doc 0.46% 90.65% 9.35%
Stated Doc 35.10% 87.97% 9.79% 1.98% 0.23% 0.04%
Lien Position
Cur Bal %
a. Current
b. Non-Report
c. 30dpd
d. 60dpd
f. Loss Mit
i. Bankruptcy
1 95.01% 91.40% 7.39% 1.08% 0.08% 0.04%
2 4.99% 92.64% 5.48% 1.62% 0.26%
Loan Size
Cur Bal %
a. Current
b. Non-Report
c. 30dpd
d. 60dpd
f. Loss Mit
i. Bankruptcy
b. 0-50 2.29% 95.27% 3.58% 1.00% 0.14%
c. 51-100 7.88% 93.07% 5.57% 1.05% 0.19% 0.12%
d. 101-200 38.12% 93.75% 5.28% 0.90% 0.07%
e. 201-300 23.58% 90.68% 8.67% 0.65%
f. 301-400 13.27% 87.41% 9.77% 2.82%
g. 401-500 8.99% 93.99% 4.51% 1.50%
h. 501-600 3.61% 85.96% 11.84% 2.19%
i. 601-700 1.09% 72.75% 27.25%
j. 701-800 0.71% 83.11% 16.89%
k. 801-900 0.13% 100.00%
l. 901-999 0.14% 100.00%
m. 1,000+ 0.17% 100.00%
UW Score
Cur Bal %
a. Current
b. Non-Report
c. 30dpd
d. 60dpd
f. Loss Mit
i. Bankruptcy
350-500 0.02% 100.00%
501-600 23.86% 89.00% 9.29% 1.65% 0.06%
601-700 66.45% 92.22% 6.62% 0.99% 0.12% 0.04% 0.02%
701-800 9.42% 92.14% 7.24% 0.62%
801+ 0.24% 100.00%
Occupancy
Cur Bal %
a. Current
b. Non-Report
c. 30dpd
d. 60dpd
f. Loss Mit
i. Bankruptcy
N 5.97% 91.60% 7.53% 0.87%
Y 94.03% 91.45% 7.28% 1.12% 0.08% 0.04% 0.01%
#MULTIVALUE
2004 MortgageRamp, Inc. All rights reserved.
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
Section III: 3 of 4
Early Payment Default
Early Default
Cur Balance
Percentage
Cur Count Percentage
Current 628,242,976 98.78% 3,763 98.87%
Delinquent 7,245,727 1.14% 42 1.10%
Early Pay Default 503,626 0.08% 1 0.03%
Early Default
Delq Status Cur Balance
Percentage
Cur Count Percentage
Early Pay Default 4. 60dpd 503,626 100.00% 1 100.00%
503,626
1
Early Default
Current Loan status
Cur Balance
Percentage Cur Count Percentage
Early Pay Default d. 60dpd 503,626 100.00% 1 100.00%
503,626
1
First Payment Default - Loan is delinquent, and no payment has been recieved.
Early Payment Default - Loan is delinquent, and only one payment has been recieved.
Risk Grp
Cur Bal %
a. Current
b. Non-Report
c. 30dpd
d. 60dpd
f. Loss Mit
i. Bankruptcy
R1 3.41% 97.77% 2.23%
R2 21.67% 94.40% 5.10% 0.50%
R3 33.82% 91.39% 7.91% 0.61% 0.08% 0.01%
R4 21.04% 91.94% 6.53% 1.03% 0.38% 0.07% 0.05%
R5 10.17% 88.56% 9.86% 1.57%
R6 5.20% 87.04% 8.08% 4.89%
R7 3.16% 84.03% 13.33% 2.63%
R8 1.54% 80.43% 14.29% 5.28%
#MULTIVALUE
2004 MortgageRamp, Inc. All rights reserved.
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
Section III: 4 of 4
Section IV
Prepayment
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section IV: Page 1 of 5
Arm Flag
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
N 189,939,617 29.57% 264,684 34.23% 99.19%
1,611 42.05% 2 50.00% 99.50%
Y 452,419,823 70.43% 508,616 65.77% 98.93%
2,220 57.95% 2 50.00% 99.23%
Cumulative Prepayment Stratification
Period CPR Trend
Occupancy
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
N 38,919,210 6.06% 275,816 35.67% 97.61%
239 6.24% 1 25.00% 98.74%
Y 603,440,230 93.94% 497,484 64.33% 99.10%
3,592 93.76% 3 75.00% 99.39%
Doc Level
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
Alternative Doc 1,380,700 0.21% 99.95%
6 0.16% 0 0.00% 100.00%
Full Doc 411,941,831 64.13% 264,684 34.23% 99.17%
2,634 68.75% 2 50.00% 99.47%
No Doc 2,908,145 0.45% 99.81%
14 0.37% 0 0.00% 100.00%
Stated Doc 226,128,764 35.20% 508,616 65.77% 98.71%
1,177 30.72% 2 50.00% 99.07%
DQ Risk Grp
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
R1 21,728,775 3.38% 99.69%
141 3.68% 0 0.00% 100.00%
R2 138,899,147 21.62% 152,000 19.66% 99.22%
894 23.34% 1 25.00% 99.44%
R3 217,445,583 33.85% 621,299 80.34% 98.91%
1,441 37.61% 3 75.00% 99.31%
R4 135,104,030 21.03% 0 0.00% 99.07%
789 20.60% 0 0.00% 99.37%
R5 65,234,205 10.16% 0 0.00% 99.15%
327 8.54% 0 0.00% 99.39%
R6 34,034,120 5.30% 0 0.00% 97.08%
146 3.81% 0 0.00% 97.95%
R7 20,125,440 3.13% 99.90%
66 1.72% 0 0.00% 100.00%
R8 9,788,140 1.52% 99.91%
27 0.70% 0 0.00% 100.00%
IO Flag
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
N 524,087,238 81.59% 388,499 50.24% 98.97%
3,398 88.70% 2 50.00% 99.41%
Y 118,272,202 18.41% 384,800 49.76% 99.19%
433 11.30% 2 50.00% 98.85%
Orig PPP Flag
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
No 162,296,445 25.27% 508,616 65.77% 98.32%
1,070 27.93% 2 50.00% 99.07%
Yes 480,062,995 74.73% 264,684 34.23% 99.24%
2,761 72.07% 2 50.00% 99.46%
Orig PPP Mos
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
0 162,296,445 25.27% 508,616 65.77% 98.32%
1,070 27.93% 2 50.00% 99.07%
2 2,104,570 0.33% 99.69%
13 0.34% 0 0.00% 100.00%
6 561,000 0.09% 40.02%
2 0.05% 0 0.00% 50.00%
12 25,210,902 3.92% 0 0.00% 99.09%
147 3.84% 0 0.00% 99.32%
24 290,254,770 45.19% 0 0.00% 99.61%
1,658 43.28% 0 0.00% 99.76%
36 161,931,753 25.21% 264,684 34.23% 98.81%
941 24.56% 2 50.00% 99.04%
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section IV: Page 2 of 5
Orig Product
Type
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
2 Yr Hybrid 173,379,665 26.99% 0 0.00% 98.93%
1,021 26.65% 0 0.00% 99.41%
2 Yr Hybrid Balloon 132,536,975 20.63% 0 0.00% 99.00%
594 15.51% 0 0.00% 99.33%
2 Yr Hybrid IO 93,409,233 14.54% 99.85%
332 8.67% 0 0.00% 99.70%
3 Yr Hybrid 14,541,706 2.26% 98.48%
92 2.40% 0 0.00% 98.91%
3 Yr Hybrid Balloon 16,714,785 2.60% 99.88%
77 2.01% 0 0.00% 100.00%
3 Yr Hybrid IO 9,155,797 1.43% 232,800 30.10% 95.27%
43 1.12% 1 25.00% 95.35%
5 Yr Hybrid 3,605,335 0.56% 99.81%
25 0.65% 0 0.00% 100.00%
5 Yr Hybrid Balloon 4,047,705 0.63% 0 0.00% 92.23%
16 0.42% 0 0.00% 93.75%
5 Yr Hybrid IO 3,002,722 0.47% 92.32%
13 0.34% 0 0.00% 92.31%
ARM 345,000 0.05% 275,816 35.67% 21.11%
2 0.05% 1 25.00% 50.00%
ARM Balloon 338,500 0.05% 99.98%
2 0.05% 0 0.00% 100.00%
ARM IO 1,342,400 0.21% 100.00%
3 0.08% 0 0.00% 100.00%
Balloon 28,745,769 4.48% 112,684 14.57% 98.55%
149 3.89% 1 25.00% 98.66%
Fixed 149,831,798 23.33% 0 0.00% 99.35%
1,420 37.07% 0 0.00% 99.65%
Fixed IO 11,362,050 1.77% 152,000 19.66% 98.65%
42 1.10% 1 25.00% 97.62%
Original
Coupon by
100
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
d. 6.1-7 71,556,499 11.14% 99.07%
297 7.75% 0 0.00% 99.33%
e. 7.1-8 234,962,242 36.58% 112,684 14.57% 99.45%
1,133 29.57% 1 25.00% 99.65%
f. 8.1-9 195,351,161 30.41% 232,800 30.10% 98.86%
1,045 27.28% 1 25.00% 99.23%
g. 9.1-10 86,966,904 13.54% 427,816 55.32% 98.05%
548 14.30% 2 50.00% 98.72%
h. 10.1-11 24,507,609 3.82% 99.84%
242 6.32% 0 0.00% 100.00%
i. 11.1-12 20,068,200 3.12% 0 0.00% 98.10%
360 9.40% 0 0.00% 98.89%
j. 12.1-13 8,327,230 1.30% 99.43%
193 5.04% 0 0.00% 100.00%
k. 13.1+ 619,595 0.10% 99.87%
13 0.34% 0 0.00% 100.00%
Property type
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
2-4 Family 29,464,545 4.59% 0 0.00% 98.79%
156 4.07% 0 0.00% 99.36%
Condo 40,704,683 6.34% 0 0.00% 99.02%
251 6.55% 0 0.00% 99.20%
PUD 18,965,571 2.95% 97.90%
90 2.35% 0 0.00% 97.78%
Single Family 553,224,641 86.12% 773,299 100.00% 99.06%
3,334 87.03% 4 100.00% 99.40%
Orig CLTV by
10%
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
b. 0-40 3,768,015 0.59% 98.35%
32 0.84% 0 0.00% 96.88%
c. 41-50 6,098,780 0.95% 95.37%
41 1.07% 0 0.00% 97.56%
d. 51-60 14,316,320 2.23% 112,684 14.57% 95.64%
84 2.19% 1 25.00% 96.43%
e. 61-70 48,183,595 7.50% 0 0.00% 98.48%
245 6.40% 0 0.00% 98.78%
f. 71-80 285,989,557 44.52% 660,616 85.43% 99.04%
1,444 37.69% 3 75.00% 99.38%
g. 81-90 152,734,586 23.78% 0 0.00% 99.44%
766 19.99% 0 0.00% 99.74%
h. 91-100 131,268,587 20.44% 0 0.00% 99.19%
1,219 31.82% 0 0.00% 99.51%
Orig Credit
Score by 50
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
350-500 137,000 0.02% 99.72%
1 0.03% 0 0.00% 100.00%
501-550 27,685,510 4.31% 99.63%
184 4.80% 0 0.00% 99.46%
551-600 126,127,096 19.63% 112,684 14.57% 98.46%
721 18.82% 1 25.00% 98.89%
601-650 254,495,947 39.62% 152,000 19.66% 98.85%
1,562 40.77% 1 25.00% 99.30%
651-700 172,311,429 26.82% 508,616 65.77% 99.28%
1,037 27.07% 2 50.00% 99.52%
701-750 46,216,544 7.19% 99.72%
249 6.50% 0 0.00% 100.00%
751-800 13,845,894 2.16% 99.78%
69 1.80% 0 0.00% 100.00%
801+ 1,540,020 0.24% 99.82%
8 0.21% 0 0.00% 100.00%
Orig Loan size
by 100k
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
b. 0-50 14,712,213 2.29% 0 0.00% 99.20%
430 11.22% 0 0.00% 99.53%
c. 51-100 50,328,141 7.83% 0 0.00% 99.57%
662 17.28% 0 0.00% 99.85%
d. 101-200 244,200,458 38.02% 264,684 34.23% 99.28%
1,666 43.49% 2 50.00% 99.52%
e. 201-300 153,073,493 23.83% 508,616 65.77% 97.99%
635 16.58% 2 50.00% 98.27%
f. 301-400 85,500,625 13.31% 0 0.00% 98.74%
247 6.45% 0 0.00% 98.79%
g. 401-500 57,274,090 8.92% 99.88%
129 3.37% 0 0.00% 100.00%
h. 501-600 22,978,370 3.58% 99.90%
42 1.10% 0 0.00% 100.00%
i. 601-700 6,968,300 1.08% 99.88%
11 0.29% 0 0.00% 100.00%
j. 701-800 4,504,250 0.70% 99.92%
6 0.16% 0 0.00% 100.00%
k. 801-900 832,500 0.13% 99.57%
1 0.03% 0 0.00% 100.00%
l. 901-999 915,000 0.14% 100.00%
1 0.03% 0 0.00% 100.00%
m. 1,000+ 1,072,000 0.17% 99.94%
1 0.03% 0 0.00% 100.00%
Purpose
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
Cashout Refi 327,205,971 50.94% 112,684 14.57% 98.89%
1,812 47.30% 1 25.00% 99.23%
Purchase 290,089,760 45.16% 508,616 65.77% 99.25%
1,872 48.86% 2 50.00% 99.57%
Rate/Term Refi 25,063,709 3.90% 152,000 19.66% 97.79%
147 3.84% 1 25.00% 97.96%
Lien position
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
1 610,299,942 95.01% 773,299 100.00% 99.01%
3,180 83.01% 4 100.00% 99.31%
2 32,059,498 4.99% 0 0.00% 99.05%
651 16.99% 0 0.00% 99.54%
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section IV: Page 3 of 5
Orig Term
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
120 93,000 0.01% 97.66%
1 0.03% 0 0.00% 100.00%
180 1,623,130 0.25% 98.28%
17 0.44% 0 0.00% 100.00%
240 2,212,640 0.34% 99.41%
21 0.55% 0 0.00% 100.00%
360 632,348,688 98.44% 773,299 100.00% 99.00%
3,762 98.20% 4 100.00% 99.34%
480 6,081,982 0.95% 99.91%
30 0.78% 0 0.00% 100.00%
Prev Loan
Status
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
None 642,359,440 100.00% 773,299 100.00% 99.01%
3,831 100.00% 4 100.00% 99.35%
Prev Delq
Status
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
Error 642,359,440 100.00% 773,299 100.00% 99.01%
3,831 100.00% 4 100.00% 99.35%
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section IV: Page 4 of 5
Determination Date
Remit Begin Actual Bal
Remit PPP
03/15/2007 1,060,670 8,109
1,060,670
8,109
Prepayment Penalty Premium Analysis
*Prepayment penalty premiums are measured based upon the remittance time cycle versus the calendar month cycle of most MortgageRamp measures. Using this methodology aids in servicer remittance reconciliation.
Determination
Date
Total
No PPP Flag and
No Premium
Remitted
Outstanding
PPP Flag and
Premium
Remitted
PPP Not Expired
and No Premium
Remitted
03/15/2007 19 12 1 3 3
19
12
1
3
3
PPP Premium Exceptions
Prepaid Loans and PPP Premium
Rvw Finding
Orig Count
Sum:
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section IV: Page 5 of 5
Section V
Servicer Remittance Reporting
Remittance delinquency calculations are using OTS end of the month methodology, with scheduled balances as of the determination date.
2004 MortgageRamp, Inc. All rights reserved.
Section V: Page 1 of 2
Servicer Reported Remittance Delinquency Comparison
MR Rpt
MR Rpt
MR Rpt
MR Rpt
MR Rpt
Servicer Rpt
a. Current
b. 30dpd
c. 60dpd
k. PrePaid
Remit Adj
k. PrePaid
0 0
19 19
unknown
637,117,508 627,330,586 7,237,692 502,106 2,047,123
3,812 3,759 42 1 10
627,330,586
7,237,692
502,106
0
2,047,123
3,759
42
1
19
10
Cml
Reporting
Date
Remit Begin
sched Bal
Remit End
Sch Bal
Remit
Curtailment
Interest
Remit
Curtailment
Principle
Remit
Scheduled
Interest
Remit Net
Sch Interest
Remit PI
PMT
Remit PPP
02/28/2007 641,222,607 637,117,508 5 56,454 4,465,588 4,194,237 4,733,239 8,109
5
56,454
4,465,588
4,194,237
4,733,239
8,109
Servicer Remittance Summary
Remittance delinquency calculations are using OTS end of the month methodology, with scheduled balances as of the determination date.
2004 MortgageRamp, Inc. All rights reserved.
Section V: Page 2 of 2
Section VI
MortgageRamp Loan Reviews
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section VI: Page 1 of 3
Reason for Review 3 Month History
Reporting Date
Autocomment
New Rvw Cnt
OS Rvw cnt
02/28/2007 Loan appears to have a potential deferment. 10 10
02/28/2007
Sum:
10
10
*There can be multiple reasons for review of an individual loan.
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section VI: Page 2 of 3
Reccomended Action 3 Month History
*Only new reviews will have a current recommended action. The previous recommendation will stand for unresolved issues, with a scheduled follow-up.
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section VI: Page 3 of 3

Document Outline